Other assets and prepayments - Summary of Other assets and prepayments (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other assets and prepayments
Prepaid expenses	€ 20,292	€ 33,839
Other financial assets	39,884	3,673
Taxes and fees	5,405	2,209
Inventories	5,478	5,704
Other	1,228	1,176
Total	€ 72,287	€ 46,601